Acquisitions and Other Transactions - Acquisition of Silver Royalty, Royalties and Exercise of Option (Details) - USD ($) $ in Millions				12 Months Ended
	Mar. 21, 2024	Jan. 19, 2024	Jan. 03, 2024	Dec. 31, 2024
Acquisitions
Payments to acquire gross production royalty	$ 8.5
Proceeds from disposal of royalty interests				$ 11.2
Caserones Royalty, Chile
Acquisitions
EMX exercised an option		0.0531%
Proceeds from disposal of royalty interests		$ 4.7
Percentage of NSR		0.517%
Royalty on Pascua-Lama Mine - Chile
Acquisitions
Payments to acquire gross production royalty			$ 6.7
Percentage of NSR (Gold)			2.941%
Percentage of NSR (Copper)			0.588%